Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of transactions and balances with related parties are as follows:

June 30, 2026
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

December 31, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

June 30, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—

Summary Of Remuneration Expenses Recorded For The Members Of Board

The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2026 and 2025 are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Short-term benefits	341	267
Non-executive directors remuneration	52	—
Share-based payment plan	—	—
Total	393	267

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Short-term benefits	689	1,003
Termination benefits	160	—
Share-based payment plan expenses	89	430
Total	938	1,433